Accounting policies - Offsetting of financial instruments - liabilities (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	$ 468,654	$ 665,256
Net amount of financial liabilities presented in the balance sheet	468,654	665,256
Impact of Master Netting Agreements	(157,112)	(266,853)
Financial instrument collateral	(291,939)	(358,170)
Cash collateral	(13,222)	(27,954)
Net amount	6,381	12,279
Threshold amount of Individually significant financial assets	8
Financial derivatives liabilities
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	184,840	305,189
Net amount of financial liabilities presented in the balance sheet	184,840	305,189
Impact of Master Netting Agreements	(152,313)	(256,053)
Financial instrument collateral	(6,375)	(5,306)
Cash collateral	(13,222)	(27,954)
Net amount	12,930	15,876
Repurchase agreements
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	264,260	344,804
Net amount of financial liabilities presented in the balance sheet	264,260	344,804
Impact of Master Netting Agreements	(4,799)	(10,800)
Financial instrument collateral	(265,862)	(337,130)
Net amount	(6,401)	(3,126)
Short positions - Securities loans
Financial liabilities offset in the consolidated balance sheets
Gross amount of financial liabilities	19,554	15,263
Net amount of financial liabilities presented in the balance sheet	19,554	15,263
Financial instrument collateral	(19,702)	(15,734)
Net amount	$ (148)	$ (471)